DEAN WITTER CONVERTIBLE SECURITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                          YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997

DEAR SHAREHOLDER:

The twelve-month period ended September 30, 1997, saw the equity markets, as represented by the Standard & Poor's 500 Composite Stock Index, finish just slightly off its all-time high set earlier in the third quarter. The convertible market was also robust, particularly in the latter half of the fiscal year. This strength can be attributed to the fact that the convertible universe consists of many small-cap companies that, as a group, outpaced larger names during the second half of the fiscal year.

Although the economy continued to move along at a strong pace, growing at about 4 percent annually, inflation remained in check. This pattern, in addition to realistic expectations for a balanced budget, which would result in a reduced supply of new Treasury debt, made further Federal Reserve tightening seem unnecessary and hence unlikely. Within such a rosy economic environment, interest rates fell by as much as 60 basis points from their levels of one year ago.

PERFORMANCE AND PORTFOLIO

On July 28, 1997, Dean Witter Convertible Securities Trust began offering four classes of shares -- A, B, C and D -- each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-Summer.

The Fund's Class B shares produced a total return of 23.38 percent for the fiscal year ended September 30, 1997. This compares to a return of 24.77 percent for the Goldman Sachs Convertible 100 Index and 24.02 percent for the Lipper Convertible Securities Funds Average. The Fund slightly underperformed its peer group, primarily due to its greater exposure to small-cap companies, which in general lagged large caps for much of the first half of the fiscal year. More recently, however, small caps have demonstrated significant strength relative to larger names, particularly during the last two quarters. The Fund's recent performance has benefited from this trend.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

During this period, Class B's quarterly income dividend was increased from $.13 per share to $.1325 per share. Total distributions paid during the fiscal year were $.555 per share, including an extra income dividend of $.03 per share paid on December 31, 1996. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from September 30, 1987 through September 30, 1997, versus a similar investment in the issues that comprise the Goldman Sachs Index and the Lipper Average. The Fund's inception date was October 31, 1985.

The Fund uses a value-oriented, bottom-up approach to evaluate companies and their investment merits. The Fund places an emphasis on companies and industries with strong underlying fundamentals and solid long-term growth potential. We focus on underfollowed small- and medium-capitalization companies that issue convertible securities that we believe offer excellent participation in a rising equity market as well as downside protection in a declining market. In an attempt to manage volatility, the Fund generally concentrates on issues with short maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertible securities with good risk/reward characteristics. These traits include a relatively high yield to support the convertible if the underlying stock declines and a reasonable conversion premium to ensure participation in any appreciation of the underlying stock.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of $10,000 - Class B

                                           Fund    Goldman Sachs(4)   Lipper(5)
9/30/1987                               $10,000             $10,000     $10,000
9/30/1988                                $8,021              $9,318      $9,220
9/30/1989                                $9,641             $10,449     $10,857
9/30/1990                                $8,009              $8,868      $9,620
9/30/1991                                $9,525             $11,145     $12,187
9/30/1992                               $10,067             $13,151     $13,859
9/30/1993                               $12,405             $15,578     $16,639
9/30/1994                               $13,027             $15,980     $16,621
9/30/1995                               $14,809             $18,995     $19,113
9/30/1996                               $16,986             $21,656     $21,576
9/30/1997                            $20,958(3)             $27,022     $26,759
Average Annual Total Return (Fund)
1 Year                                  5 Years            10 Years
23.38(1)                               15.80(1)             7.68(1)
18.38(2)                               15.57(2)             7.68(2)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, ten years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value assuming a complete redemption on September 30, 1997.

(4) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Convertible Securities Funds Average tracks the performance of the funds which primarily invest in convertible bonds and convertible preferred shares as reported by Lipper Analytical Services.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1997, CONTINUED

As of September 30, 1997, the Fund had exposure to a broad range of industries including health care (15.2 percent), telecommunications (4.9 percent), restaurants (4.7 percent), real estate investment trusts (5.9 percent) and shoes (3.3 percent). In addition, a small portion of the Fund invests in common stocks in order to further diversify holdings into industries and companies not represented in the convertible universe. As of September 30, 1997, common stocks represented 8 percent of the Fund's portfolio.
Among the Fund's largest holdings on September 30, 1997 were U.S. Office Products Company (one of the world's largest and fastest growing suppliers of office and educational products), Nine West Group, Inc. (the leading maker of women's dress shoes), MascoTech, Inc. (an independent supplier of engine and drivetrain components for the global transportation industry), Physicians Resource Group, Inc. (provider of physician practice management services to ophthalmic and optometric practices) and Phymatrix Corporation (a physician management company providing support and management services to specialists and primary care physicians).
LOOKING AHEAD
It is our expectation that convertibles can perform well in the long run, offering competitive returns in modestly increasing, stable or declining equity markets, but will lag during very strong periods. Going forward, the Fund will maintain its focus on small-cap issues that we believe offer significant value with strong upside participation.
We appreciate your continued support of Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.
Very truly yours,
        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER CONVERTIBLE SECURITIES TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which are as follows:
(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        10,217,126
Against...........................................................................................................           255,960
Abstain...........................................................................................................           832,417

(2) ELECTION OF TRUSTEES:

Michael Bozic
For...............    10,700,397
Withheld..........       605,106
Charles A. Fiumefreddo
For...............    10,718,096
Withheld..........       587,407
Edwin J. Garn
For...............    10,707,834
Withheld..........       597,669
John R. Haire
For...............    10,706,190
Withheld..........       599,313
Wayne E. Hedien
For...............    10,707,676
Withheld..........       597,827
Dr. Manuel H. Johnson
For...............    10,723,711
Withheld..........       581,792
Michael E. Nugent
For...............    10,727,080
Withheld..........       578,423
Philip J. Purcell
For...............    10,728,407
Withheld..........       577,096
John L. Schroeder
For...............    10,721,725
Withheld..........       583,778

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                                                                                                  NO. OF SHARES
-------------------------------------------------------------------------------------------------------------------  ---------------
For................................................................................................................        9,837,977
Against............................................................................................................          456,396
Abstain............................................................................................................        1,011,130

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                                                                                                 NO. OF SHARES
------------------------------------------------------------------------------------------------------------------  ----------------
For...............................................................................................................        10,481,818
Against...........................................................................................................           124,890
Abstain...........................................................................................................           698,795

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (50.1%)
           AUTO PARTS (1.9%)
$  6,750   MascoTech, Inc.................................................................   4.50%   12/15/03  $  6,086,272
                                                                                                               ------------
           BIOTECHNOLOGY (0.7%)
   1,500   Nabi, Inc......................................................................   6.50    02/01/03     1,329,840
   1,050   Nabi, Inc. - 144A**............................................................   6.50    02/01/03       930,888
                                                                                                               ------------
                                                                                                                  2,260,728
                                                                                                               ------------
           BROADCAST MEDIA (0.7%)
   2,065   Scandinavian Broadcasting System SA (Luxembourg)...............................   7.25    08/01/05     2,126,950
                                                                                                               ------------
           CABLE/CELLULAR (2.9%)
   6,500   Tele-Communications International, Inc.........................................   4.50    02/15/06     5,419,375
  10,270   U.S. Cellular Corp.............................................................   0.00    06/15/15     3,855,358
                                                                                                               ------------
                                                                                                                  9,274,733
                                                                                                               ------------
           COMPUTER SOFTWARE (1.0%)
   3,000   Tecnomatix Technologies (Israel) - 144A**......................................   5.25    08/15/04     3,320,160
                                                                                                               ------------
           ELECTRONICS & ELECTRICAL (1.9%)
   3,000   Kent Electronics Corp..........................................................   4.50    09/01/04     3,054,300
   3,000   Richey Electronics Inc.........................................................   7.00    03/01/06     2,947,500
                                                                                                               ------------
                                                                                                                  6,001,800
                                                                                                               ------------
           ENTERTAINMENT (0.6%)
   5,000   Time Warner, Inc...............................................................   0.00    12/17/12     1,958,300
                                                                                                               ------------
           ENTERTAINMENT/GAMING (0.6%)
   2,050   Savoy Pictures Entertainment, Inc..............................................   7.00    07/01/03     1,768,125
                                                                                                               ------------
           FINANCE - LEASING (0.4%)
   1,500   Leasing Solutions, Inc.........................................................   6.875   10/01/03     1,371,570
                                                                                                               ------------
           FINANCIAL SERVICES (2.4%)
   3,360   Aames Financial Corp. (Eurobond)...............................................   5.50    03/15/06     3,397,800
   2,000   AT&T Latin American Equity - 144A**............................................   0.00    03/30/99     2,010,000
   1,000   Cityscape Financial Corp.......................................................   6.00    05/01/06       460,240
   1,000   Cityscape Financial Corp. (Eurobond)...........................................   6.00    05/01/06       470,000
   2,500   Cityscape Financial Corp. - 144A**.............................................   6.00    05/01/06     1,150,600
                                                                                                               ------------
                                                                                                                  7,488,640
                                                                                                               ------------
           FOREIGN GOVERNMENT (0.7%)
   2,000   Republic of Italy (Italy)......................................................   5.00    06/28/01     2,100,000
                                                                                                               ------------
           HEALTH & PERSONAL CARE (1.5%)
   4,350   Thermolase Corp. - 144A**......................................................   4.375   08/05/04     4,646,365
                                                                                                               ------------
           HEALTHCARE (10.8%)
   2,500   ARV Assisted Living, Inc.......................................................   6.75    04/01/06     2,340,625
   3,000   Emeritus Corp. - 144A**........................................................   6.25    01/01/06     2,658,750
   2,000   Greenery Rehabilitation Group, Inc.............................................   8.75    04/01/15     1,802,040

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
$  2,200   Integrated Health Services, Inc................................................   5.75%   01/01/01  $  2,416,040
   3,000   NCS Healthcare Inc. - 144A**...................................................   5.75    08/15/04     3,020,010
     500   Phoenix Shannon - 144A** (Ireland) (a).........................................   9.50    11/01/00       241,250
   7,960   Phymatrix Corp.................................................................   6.75    06/15/03     6,935,150
   6,200   Physicians Resource Group, Inc. - 144A**.......................................   6.00    12/01/01     5,475,654
   3,000   Quantum Health Resources Inc...................................................   4.75    10/01/00     2,827,500
   2,000   Rotech Medical Corp............................................................   5.25    06/01/03     1,972,500
   3,500   Sterling House Corp............................................................   6.75    06/30/06     4,532,500
                                                                                                               ------------
                                                                                                                 34,222,019
                                                                                                               ------------
           HEALTHCARE - MISCELLANEOUS (1.2%)
   4,250   Pharmaceutical Marketing Services, Inc.........................................   6.25    02/01/03     3,661,630
     150   Pharmaceutical Marketing Services, Inc. (Eurobond).............................   6.25    02/01/03       129,000
                                                                                                               ------------
                                                                                                                  3,790,630
                                                                                                               ------------
           HOTELS/MOTELS (1.6%)
   5,150   Sholodge Inc...................................................................   7.50    05/01/04     5,137,125
                                                                                                               ------------
           MEDIA GROUP (0.1%)
     395   News America Holdings, Inc.....................................................   0.00    03/11/13       179,994
                                                                                                               ------------
           MEDICAL PRODUCTS & SUPPLIES (0.6%)
   2,750   Uromed Corp....................................................................   6.00    10/15/03     1,892,798
                                                                                                               ------------
           METALS & MINING (0.3%)
   1,250   Crown Resources Corp. (Eurobond)...............................................   5.75    08/27/01     1,100,000
                                                                                                               ------------
           MISCELLANEOUS (0.7%)
     250   Veterinary Centers of America, Inc.............................................   5.25    05/01/06       190,448
   2,550   Veterinary Centers of America, Inc. (Eurobond).................................   5.25    05/01/06     1,950,750
                                                                                                               ------------
                                                                                                                  2,141,198
                                                                                                               ------------
           OFFICE EQUIPMENT & SUPPLIES (3.0%)
   2,000   U.S. Office Products Co. (Eurobond)............................................   5.50    05/15/03     1,978,760
   7,675   U.S. Office Products Co........................................................   5.50    05/15/03     7,584,742
                                                                                                               ------------
                                                                                                                  9,563,502
                                                                                                               ------------
           OIL & GAS (1.5%)
   4,000   Halter Marine Group, Inc. - 144A**.............................................   4.50    09/15/04     4,617,520
                                                                                                               ------------
           PUBLISHING (3.0%)
  13,000   Hollinger, Inc. (Canada).......................................................   0.00    10/05/13     4,980,690
   4,445   Nelson (Thomas), Inc...........................................................   5.75    11/30/99     4,531,144
                                                                                                               ------------
                                                                                                                  9,511,834
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUST (0.9%)
   2,850   Alexander Haagen Properties, Inc. (Series A)...................................   7.50    01/15/01     2,821,500
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           RESTAURANTS (3.8%)
$  5,350   Boston Chicken, Inc............................................................   4.50%   02/01/04  $  3,998,483
  19,500   Boston Chicken, Inc............................................................   0.00    06/01/15     4,207,710
   3,600   Hometown Buffet, Inc...........................................................   7.00    12/01/02     3,927,384
                                                                                                               ------------
                                                                                                                 12,133,577
                                                                                                               ------------
           RETAIL (2.6%)
   6,500   Saks Holdings Inc..............................................................   5.50    09/15/06     5,457,660
   3,000   The Sports Authority, Inc......................................................   5.25    09/15/01     2,746,410
                                                                                                               ------------
                                                                                                                  8,204,070
                                                                                                               ------------
           SHOES (3.3%)
   4,000   Converse, Inc..................................................................   7.00    06/01/04     3,418,480
   7,500   Nine West Group, Inc. - 144A**.................................................   5.50    07/15/03     6,950,400
                                                                                                               ------------
                                                                                                                 10,368,880
                                                                                                               ------------
           STEEL (0.0%)
     450   Sahaviriya Steel Industries - 144A** (Thailand)................................   3.50    07/26/05       153,000
                                                                                                               ------------
           TECHNOLOGY (1.1%)
   1,500   Lernout & Hauspie Speech Products NV (Belgium).................................   8.00    11/15/01     3,200,820
     500   Trikon Technologies Inc. - 144A**..............................................   7.125   10/15/01       412,615
                                                                                                               ------------
                                                                                                                  3,613,435
                                                                                                               ------------
           TELECOMMUNICATIONS (0.3%)
   1,750   SA Telecommunications Inc. - 144A**............................................  10.00    08/15/06       962,500
                                                                                                               ------------

           TOTAL CONVERTIBLE BONDS
           (IDENTIFIED COST $152,316,623)....................................................................   158,817,225
                                                                                                               ------------

NUMBER OF
 SHARES
---------
           CONVERTIBLE PREFERRED STOCKS (26.8%)
           APPAREL (1.4%)
 111,000   Designer Finance Trust $3.00......................................................................     4,384,500
                                                                                                               ------------
           BANKS - INTERNATIONAL (1.7%)
 110,000   National Australia Bank, Ltd. $1.969 (Australia) (Units) ++.......................................     3,231,250
  66,000   Westpac Banking Corp. (STRYPES) $3.14 (WI)........................................................     2,120,250
                                                                                                               ------------
                                                                                                                  5,351,500
                                                                                                               ------------
           BIOTECHNOLOGY (0.5%)
  63,500   Gensia Inc. $3.75 - 144A**........................................................................     1,682,750
                                                                                                               ------------
           BROADCAST MEDIA (3.4%)
  91,000   Metromedia International Group $3.63..............................................................     4,680,812
  77,000   Sinclair Broadcasting Group $3.00.................................................................     4,100,250

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
 242,000   Triathlon Broadcasting Co. $0.945.................................................................  $  2,087,250
                                                                                                               ------------
                                                                                                                 10,868,312
                                                                                                               ------------
           COMPUTER SOFTWARE (1.4%)
  51,000   Microsoft Corp. (Series A) $2.196.................................................................     4,472,062
                                                                                                               ------------
           FINANCE (4.1%)
 125,000   Insignia Financing, Inc. $3.25***.................................................................     6,031,250
 100,000   Merrill Lynch & Co., Inc. (STRYPES) $4.087 (1)....................................................     7,050,000
                                                                                                               ------------
                                                                                                                 13,081,250
                                                                                                               ------------
           HEALTHCARE (1.7%)
 191,400   Kapson Senior Quarters $2.00 - 144A**.............................................................     5,215,650
                                                                                                               ------------
           INDUSTRIALS (1.0%)
  75,000   Elsag Bailey Process Automation $2.75 (Netherlands)...............................................     3,084,375
                                                                                                               ------------
           MACHINE TOOLS (1.5%)
 100,000   Greenfield Capital Trust, Inc. $3.00..............................................................     4,756,300
                                                                                                               ------------
           OIL & GAS (1.8%)
  55,000   Callon Petroleum Co. (Series A) $2.125............................................................     2,330,625
 155,000   ENRON Corp. $1.36.................................................................................     3,477,813
                                                                                                               ------------
                                                                                                                  5,808,438
                                                                                                               ------------
           PUBLISHING (0.6%)
 165,000   Hollinger International, Inc. $0.951..............................................................     2,031,563
                                                                                                               ------------
           REAL ESTATE (0.6%)
  36,600   Rouse Co. (Series B) $3.00........................................................................     1,820,850
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUST (2.5%)
  98,000   Equity Residential Properties Trust (Series E) $1.75..............................................     2,940,000
 151,100   FelCor Suite Hotels, Inc. (Series A) $1.95***.....................................................     4,910,750
                                                                                                               ------------
                                                                                                                  7,850,750
                                                                                                               ------------
           TELECOMMUNICATIONS (4.6%)
  70,000   General Datacomm Industries, Inc. $2.25...........................................................     1,295,000
  25,453   IXC Communication, Inc. $7.25 - 144A**+...........................................................     3,665,232
 136,400   Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda)......................................     8,201,050
  35,000   Sprint Corp. $2.63................................................................................     1,316,875
                                                                                                               ------------
                                                                                                                 14,478,157
                                                                                                               ------------

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (IDENTIFIED COST $76,002,350).....................................................................    84,886,457
                                                                                                               ------------

           COMMON STOCKS (8.1%)
           APPAREL (0.5%)
 180,000   Designer Holdings Ltd.*...........................................................................     1,755,000
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

NUMBER OF
 SHARES                                                                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
           CABLE/CELLULAR (0.2%)
  40,000   Centennial Cellular Corp. (Class A)*..............................................................  $    685,000
                                                                                                               ------------
           ENTERTAINMENT/GAMING (1.8%)
 861,328   Alliance Gaming Corp.*............................................................................     5,652,465
                                                                                                               ------------
           HOTELS/MOTELS (1.0%)
 135,000   Florida Panthers Holdings, Inc.*..................................................................     3,180,937
                                                                                                               ------------
           MEDICAL PRODUCTS & SUPPLIES (0.1%)
  60,000   Neuromedical Systems, Inc.*.......................................................................       303,750
                                                                                                               ------------
           OIL & GAS (0.6%)
  50,000   ENRON Corp........................................................................................     1,925,000
                                                                                                               ------------
           POLLUTION CONTROL (0.5%)
 209,000   OHM Corp.*........................................................................................     1,567,500
                                                                                                               ------------
           REAL ESTATE INVESTMENT TRUST (2.5%)
  90,100   American General Hospitality Corp.................................................................     2,624,163
  40,600   Camden Property Trust.............................................................................     1,243,375
 299,047   Mid Atlantic Realty Trust.........................................................................     3,999,762
                                                                                                               ------------
                                                                                                                  7,867,300
                                                                                                               ------------
           RESTAURANTS (0.9%)
 100,000   Brinker International, Inc.*......................................................................     1,781,250
  40,000   Outback Steakhouse, Inc.*.........................................................................     1,105,000
                                                                                                               ------------
                                                                                                                  2,886,250
                                                                                                               ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $20,537,890).....................................................................    25,823,202
                                                                                                               ------------

NUMBER OF                                                                                          EXPIRATION
WARRANTS                                                                                              DATE
---------                                                                                          ----------
           WARRANT (0.0%)
           TELECOMMUNICATIONS
  45,000   Audiovox Corp.* - 144A**
             (IDENTIFIED COST $0)................................................................   03/15/01        129,375
                                                                                                               ------------

PRINCIPAL
AMOUNT IN                                                                        COUPON         MATURITY
THOUSANDS                                                                         RATE            DATE
---------                                                                       ---------   -----------------
           SHORT-TERM INVESTMENTS (14.1%)
           COMMERCIAL PAPER (b) (3.8%)
           AUTOMOTIVE - FINANCE
$  12,000  Ford Motor Credit Co. (AMORTIZED COST $11,986,933).................  5.60%           10/08/97         11,986,933
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                        COUPON         MATURITY
THOUSANDS                                                                         RATE            DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------

           U.S. GOVERNMENT AGENCIES (b) (10.2%)
$  32,500  Federal Home Loan Mortgage Corp. (AMORTIZED COST $32,490,761)......  5.42-6.05%  10/01/97-10/06/97  $ 32,490,761
                                                                                                               ------------

           REPURCHASE AGREEMENT (0.1%)
      413  The Bank of New York (dated 09/30/97; proceeds $412,766) (c)
             (IDENTIFIED COST $412,706).......................................  5.25            10/01/97            412,706
                                                                                                               ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $44,890,400).....................................................................    44,890,400
                                                                                                               ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $293,747,263) (d)..................................................................   99.1 %   314,546,659

OTHER ASSETS IN EXCESS OF LIABILITIES...............................................................    0.9       2,777,114
                                                                                                      ------  -------------

NET ASSETS..........................................................................................  100.0 % $ 317,323,773
                                                                                                      ------  -------------
                                                                                                      ------  -------------

---------------------

STRYPES  Structured yield product exchangeable for stock.
  WI     Security was purchased on a when issued basis.
   *     Non-income producing security.
  **     Resale is restricted to qualified institutional investors.
  *** Some or all of these securities are segregated in connection with the purchase of when issued securities.
  ++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
   +     Payment-in-kind security.
  (1)    Exchangeable for SunAmerica, Inc. common stock.
  (a)    Non-income producing security; bond in default.
  (b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
  (c) Collateralized by $158,132 U.S. Treasury Bond 9.125% due 05/15/18 valued at $211,229 and $202,599 U.S. Treasury Note 6.25% due 10/31/01
         valued at $209,731.
  (d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $28,400,923 and the aggregate gross unrealized depreciation is $7,601,527, resulting in net unrealized appreciation of $20,799,396.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

ASSETS:
Investments in securities, at value
  (identified cost $293,747,263)..............................................................  $314,546,659
Receivable for:
    Investments sold..........................................................................     3,624,174
    Shares of beneficial interest sold........................................................     2,462,416
    Interest..................................................................................     2,260,717
    Dividends.................................................................................       156,000
Prepaid expenses and other assets.............................................................        72,772
                                                                                                ------------
     TOTAL ASSETS.............................................................................   323,122,738
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     4,879,725
    Plan of distribution fee..................................................................       268,603
    Shares of beneficial interest repurchased.................................................       252,691
    Investment management fee.................................................................       161,181
    Dividends and distributions to shareholders...............................................       105,434
Accrued expenses and other payables...........................................................       131,331
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     5,798,965
                                                                                                ------------
     NET ASSETS...............................................................................  $317,323,773
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $436,091,918
Net unrealized appreciation...................................................................    20,799,396
Accumulated undistributed net investment income...............................................     5,708,126
Accumulated net realized loss.................................................................  (145,275,667)
                                                                                                ------------
     NET ASSETS...............................................................................  $317,323,773
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $50,180
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,329
     NET ASSET VALUE PER SHARE................................................................        $15.07
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.55% OF NET ASSET VALUE)........................................        $15.91
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $316,632,518
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    21,004,091
     NET ASSET VALUE PER SHARE................................................................        $15.07
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $620,260
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        41,184
     NET ASSET VALUE PER SHARE................................................................        $15.06
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $20,815
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         1,380
     NET ASSET VALUE PER SHARE................................................................        $15.08
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1997*

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $11,859,996
Dividends......................................................................................    4,692,488
                                                                                                 -----------

     TOTAL INCOME..............................................................................   16,552,484
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class B shares)......................................................    2,630,363
Investment management fee......................................................................    1,578,570
Transfer agent fees and expenses...............................................................      364,507
Shareholder reports and notices................................................................       76,902
Professional fees..............................................................................       75,493
Registration fees..............................................................................       56,804
Custodian fees.................................................................................       27,593
Trustees' fees and expenses....................................................................       15,691
Other..........................................................................................       13,669
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    4,839,592
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   11,712,892
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................   28,783,111
Net change in unrealized appreciation..........................................................   17,490,793
                                                                                                 -----------

     NET GAIN..................................................................................   46,273,904
                                                                                                 -----------

NET INCREASE...................................................................................  $57,986,796
                                                                                                 -----------
                                                                                                 -----------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR          FOR THE YEAR
                                                                               ENDED                 ENDED
                                                                        SEPTEMBER 30, 1997*   SEPTEMBER 30, 1996
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................     $ 11,712,892          $  9,834,008
Net realized gain.....................................................       28,783,111            13,199,408
Net change in unrealized appreciation.................................       17,490,793             5,765,842
                                                                        -------------------   -------------------

     NET INCREASE.....................................................       57,986,796            28,799,258
                                                                        -------------------   -------------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................             (423)            --
    Class B shares....................................................      (10,913,049)          (10,327,902)
    Class C shares....................................................           (5,412)            --
    Class D shares....................................................             (216)            --
                                                                        -------------------   -------------------

     TOTAL DIVIDENDS..................................................      (10,919,100)          (10,327,902)
                                                                        -------------------   -------------------
Net increase from transactions in shares of beneficial interest.......       35,921,871            30,464,485
                                                                        -------------------   -------------------

     NET INCREASE.....................................................       82,989,567            48,935,841

NET ASSETS:
Beginning of period...................................................      234,334,206           185,398,365
                                                                        -------------------   -------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $5,708,126 AND
    $4,914,784, RESPECTIVELY).........................................     $317,323,773          $234,334,206
                                                                        -------------------   -------------------
                                                                        -------------------   -------------------

---------------------
 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $76,540,279 at September 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended September 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended September 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $191,981 and received $1,643 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1997 aggregated $447,026,213 and $425,228,071, respectively.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

For the same period, the Fund incurred brokerage commissions of $1,258 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $4,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,406. At September 30, 1997, the Fund had an accrued pension liability of $48,395 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

During the year ended September 30, 1997, the Fund utilized approximately $25,974,000 of its net capital loss carryover. At September 30, 1997, the Fund had a net capital loss carryover of approximately $145,215,000 to offset future capital gains to the extent provided by regulations through September 30 of the following years:

        AMOUNTS IN THOUSANDS
-------------------------------------
   1998         1999         2000
-----------  -----------  -----------
$    36,349  $    46,135  $    62,731
-----------  -----------  -----------
-----------  -----------  -----------

As of September 30, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $181,981,543, accumulated undistributed net investment income was charged $450 and accumulated net realized loss was credited $181,981,993.

6. ACQUISITION OF TCW/DW GLOBAL CONVERTIBLE TRUST

As of the close of business on December 22, 1995, the Fund acquired all the net assets of TCW/DW Global Convertible Trust ("Global Convertible") pursuant to a plan of reorganization approved by the shareholders of Global Convertible on December 19, 1995. The acquisition was accomplished by a tax-free exchange of 1,665,682 shares of the Fund at a net asset value of $11.52 for 1,811,960 shares of Global Convertible.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1997, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        SEPTEMBER 30, 1997            SEPTEMBER 30, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................        3,315   $       48,759       --             --
Reinvestment of dividends........................................           14              215       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class A............................................        3,329           48,974       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    8,039,107      107,873,505     6,348,274   $ 78,466,531
Reinvestment of dividends........................................      650,270        8,859,176       715,417      8,632,934
Shares issued in connection with the acquisition of TCW/DW Global
 Convertible Trust (Note 6)......................................      --              --           1,665,682     19,179,898
Redeemed.........................................................   (6,107,632)     (81,482,825)   (6,193,018)   (75,814,878)
                                                                   -----------   --------------   -----------   ------------
Net increase--Class B............................................    2,581,745       35,249,856     2,536,355     30,464,485
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       41,818          612,076       --             --
Reinvestment of dividends........................................          303            4,520       --             --
Redeemed.........................................................         (937)         (13,788)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class C............................................       41,184          602,808       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................        1,366           20,017       --             --
Reinvestment of dividends........................................           14              216       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class D............................................        1,380           20,233       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................    2,627,638   $   35,921,871     2,536,355   $ 30,464,485
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
 *   For the period July 28, 1997 (issue date) through September 30, 1997.

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE YEAR ENDED SEPTEMBER 30
                  ----------------------------------------------------------------------------------------------------------------
                   1997*++      1996       1995        1994       1993       1992        1991       1990       1989        1988
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   12.72   $  11.67   $  10.75   $   10.62   $   8.92   $   8.67   $    7.65   $   9.68   $   8.63   $   12.42
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

Net investment
 income..........      0.60       0.55       0.60        0.42       0.37       0.34        0.37       0.46       0.48        0.38

Net realized and
 unrealized gain
 (loss)..........      2.31       1.12       0.82        0.11       1.67       0.15        1.05      (2.06)      1.20       (2.87)
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

Total from
 investment
 operations......      2.91       1.67       1.42        0.53       2.04       0.49        1.42      (1.60)      1.68       (2.49)
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.56)     (0.62)     (0.50)      (0.40)     (0.34)     (0.24)      (0.40)     (0.43)     (0.63)      (0.23)
   Net realized
   gain..........    --          --         --         --          --         --         --          --         --          (1.07)
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.56)     (0.62)     (0.50)      (0.40)     (0.34)     (0.24)      (0.40)     (0.43)     (0.63)      (1.30)
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

Net asset value,
 end of period... $   15.07   $  12.72   $  11.67   $   10.75   $  10.62   $   8.92   $    8.67   $   7.65   $   9.68   $    8.63
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------      -----   ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........     23.38%     14.70%     13.68%       5.02%     23.22%      5.69%      18.93%    (16.93)%    20.20%     (19.79)%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      1.84%      1.89%      1.96%       1.93%      1.93%      1.92%       1.92%      1.88%      1.76%       1.79%

Net investment
 income..........      4.45%      4.78%      5.24%       3.68%      3.44%      3.43%       4.34%      4.96%      4.93%       3.87%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........      $317       $234       $185        $190       $208       $218        $297       $413       $822      $1,073

Portfolio
 turnover rate...       182%       171%       138%        184%       221%       145%        133%        92%       167%        472%

Average
 commission rate
 paid............    $0.0510    $0.0581     --         --          --         --         --          --         --         --

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         SEPTEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.31
                                                                             ------
Net investment income.................................................         0.13
Net realized and unrealized gain......................................         0.78
                                                                             ------
Total from investment operations......................................         0.91
                                                                             ------
Less dividends from net investment income.............................        (0.15)
                                                                             ------
Net asset value, end of period........................................      $ 15.07
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         6.40%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.15%(2)
Net investment income.................................................         5.03%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $50
Portfolio turnover rate...............................................          182%
Average commission rate paid..........................................      $0.0510

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.31
                                                                             ------
Net investment income.................................................         0.12
Net realized and unrealized gain......................................         0.77
                                                                             ------
Total from investment operations......................................         0.89
                                                                             ------
Less dividends from net investment income.............................        (0.14)
                                                                             ------
Net asset value, end of period........................................      $ 15.06
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................         6.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.92%(2)
Net investment income.................................................         4.52%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $620
Portfolio turnover rate...............................................          182%
Average commission rate paid..........................................      $0.0510

---------------------
 *   The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         SEPTEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.31
                                                                             ------

Net investment income.................................................         0.13

Net realized and unrealized gain......................................         0.80
                                                                             ------

Total from investment operations......................................         0.93
                                                                             ------

Less dividends from net investment income.............................        (0.16)
                                                                             ------

Net asset value, end of period........................................      $ 15.08
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................         6.42%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.89%(2)

Net investment income.................................................         4.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $21

Portfolio turnover rate...............................................          182%

Average commission rate paid..........................................      $0.0510

---------------------
 *   The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CONVERTIBLE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Convertible Securities Trust, (the "Fund") at September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
NOVEMBER 10, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended September 30, 1997, 34.16% of the income dividends qualified for dividends received deduction available to corporations.

DEAN WITTER
CONVERTIBLE
SECURITIES
TRUST

ANNUAL REPORT
SEPTEMBER 30, 1997

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Michael G. Knox
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.